Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets	The table below presents the operating lease related assets and liabilities recorded on the balance sheets.
	June 30, 2024	December 31, 2023
ROU lease assets	$12,922,888	$13,059,561

Operating lease liabilities – current	$2,448,062	$2,198,192
Operating lease liabilities – non-current	10,931,463	11,691,251
Total operating lease liabilities	$13,379,525	$13,889,443

Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All of Operating Leases	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2024 and December 31, 2023:
	June 30, 2024	December 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	7.06	7.52
Weighted average discount rate *	4.29%	4.22%
*	The Company used incremental borrowing rate of 6.98% for its lease contracts entered prior to fiscal year 2022 in the PRC. For lease contracts entered from fiscal year 2022 to the first half of fiscal year 2023, the Company used new incremental borrowing rate of 3.95%. For lease contracts entered in and after the second half of fiscal year 2023, the Company used new incremental borrowing rate of 5.00%. The Company used incremental borrowing rate of 3.75% for its lease contracts in the United States.

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2024:
Remainder of 2024	$1,488,075
2025	2,456,025
2026	2,216,393
2027	2,149,220
2028	1,971,789
Thereafter	5,508,510
Total lease payments	15,790,012
Less: imputed interest	(2,410,487)
Present value of lease liabilities	$13,379,525